New Standards and Interpretations Adopted in the Current Year - Summary of impact of transition to IFRS 16 (Detail) - I F R S16 [Member] - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Lease liabilities		$ 1,292	$ 1,717
Leases expiring in 12 months or fewer	$ 108
Lease commitments, not commenced	$ 119
Previously stated [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities			1,717
Increase (decrease) due to changes in accounting policy required by IFRSs [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities			1,712
Leases expiring in 12 months or fewer			(130)
Lease commitments, not commenced			(133)
Lease Components excluded from Lease Liability			(169)
Lease, Cost Of Extensions		$ 324
Lease, Costs, Other			103
Undiscounted finance lease payments to be received			$ (420)